Consolidated Reinsurance	12 Months Ended
Dec. 31, 2015
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Consolidated Reinsurance
MetLife, Inc.
Schedule IV
Consolidated Reinsurance
December 31, 2015, 2014 and 2013
(In millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2015
Life insurance in-force	$4,718,278	$751,199	$602,213	$4,569,292	13.2%
Insurance premium
Life insurance (1)	$23,308	$1,964	$1,221	$22,565	5.4%
Accident & health insurance	12,695	385	220	12,530	1.8%
Property & casualty insurance	3,513	76	13	3,450	0.4%
Total insurance premium	$39,516	$2,425	$1,454	$38,545	3.8%
2014
Life insurance in-force	$4,572,115	$719,154	$649,032	$4,501,993	14.4%
Insurance premium
Life insurance (1)	$23,575	$2,034	$1,224	$22,765	5.4%
Accident & health insurance	13,015	340	239	12,914	1.9%
Property & casualty insurance	3,459	80	9	3,388	0.3%
Total insurance premium	$40,049	$2,454	$1,472	$39,067	3.8%
2013
Life insurance in-force	$4,517,797	$763,754	$607,591	$4,361,634	13.9%
Insurance premium
Life insurance (1)	$22,206	$1,862	$1,269	$21,613	5.9%
Accident & health insurance	12,957	333	196	12,820	1.5%
Property & casualty insurance	3,313	79	7	3,241	0.2%
Total insurance premium	$38,476	$2,274	$1,472	$37,674	3.9%
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(1)	Includes annuities with life contingencies.